UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02575

Morgan Stanley Liquid Asset Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	August 31, 2007

Date of reporting period:	August 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Liquid Asset Fund Inc. performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended August 31, 2007

Market Conditions

During the 12-month period under review, the U.S. economy showed signs of weakness. Gross domestic product (GDP) growth in the first quarter of 2007 measured just 0.6 percent, down considerably from 2.2 percent in the last quarter of 2006. Although GDP growth rose in the second quarter of this year to 4.0 percent, various economic data released in the last three months of the period, including slower growth in average monthly non-farm payrolls, which actually contracted in August, suggest the pace of growth is once again slowing.

The month of August was eventful, with market focus shifting from economic data to the activity in the credit market. Certain sectors of the short-term market were plagued by negative publicity, and the problems in the subprime mortgage sector spread to the broader fixed income market. While the Federal Open Market Committee (the "Fed") held interest rates steady throughout the 12-month period, they did respond to the market uncertainty by reducing the discount rate by 0.5 percent in August and liberalizing lending terms at the discount window in an effort to increase bank liquidity.

Shortly after the end of the reporting period, in an effort to further address market unrest, the Fed reduced the target federal funds rate to 4.75 percent at its September 18th meeting. At that time, the Fed stated that market turmoil "has the potential to intensify the housing correction and to restrain economic growth more generally" and that their move to cut the fed funds rate was "intended to help forestall some of the adverse conditions on the broader economy."

Performance Analysis

As of August 31, 2007, Morgan Stanley Liquid Asset Fund had net assets of approximately $10.5 billion and an average portfolio maturity of 47 days. For the 12-month period ended August 31, 2007, the Fund provided a total return of 4.86 percent. For the seven-day period ended August 31, 2007, the Fund provided an effective annualized yield of 5.00 percent and a current yield of 4.88 percent. Its 30-day moving average yield for August was 4.88 percent. Past performance is no guarantee of future results.

Our strategy in managing the Fund remained consistent with its long-term focus on maintaining preservation of capital and liquidity. As the year progressed, and economic data became more mixed, we diversified the maturity structure of the portfolio while maintaining a longer weighted average maturity. We recently increased the amount of short-maturing money to help ensure adequate liquidity in light of the recent market turbulence. At the same time, however, we continued to purchase longer maturities to better position the Fund against a weakening economy and possible additional Fed easing. By purchasing these longer dated securities, we prudently extended the weighted average maturity of the Fund.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION
Commercial Paper	49.3%
Floating Rate Notes	25.6
Certificates of Deposit	19.0
Repurchase Agreements	5.3
U.S. Government Agencies	0.8
MATURITY SCHEDULE
1 - 30 Days	42.8%
31 - 60 Days	26.8
61 - 90 Days	17.3
91 - 120 Days	10.2
121 + Days	2.9

Data as of August 31, 2007. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund invests in high quality, short-term debt obligations. In selecting investments, the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/07 – 08/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	03/01/07	08/31/07	03/01/07 – 08/31/07
Actual (2.45% return)	$1,000.00	$1,024.50	$3.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.08	$3.16

*  Expenses are equal to the Fund's annualized expense ratio of 0.62% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies substantially comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments  ■  August 31, 2007

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (50.0%)
	Asset-Backed - Auto (4.4%)
$55,000	DaimlerChrysler Revolving Auto Conduit LLC Series I	5.36 - 5.43%	09/06/07 - 09/18/07	$54,904,975
403,470	DaimlerChrysler Revolving Auto Conduit LLC Series II	5.33 - 6.00	09/04/07 - 11/13/07	401,034,873
				455,939,848
	Asset-Backed - Consumer (1.1%)
18,848	Park Avenue Receivables Co., LLC*	5.35	09/28/07	18,773,079
80,000	Thames Asset Global Securitization*	5.38	09/17/07	79,809,778
23,000	Three Rivers Funding Corp.*	5.34	10/15/07	22,851,995
				121,434,852
	Asset-Backed - Corporate (7.3%)
74,000	Atlantis One Funding*	5.32 - 5.36	09/11/07 - 12/19/07	73,189,444
97,000	CAFCO LLC*	5.39	11/14/07	95,941,245
86,720	CIESCO LLC*	5.38 - 5.83	11/09/07 - 11/15/07	85,729,307
334,867	Kaiserplatz Funding (Delaware) LLC*	5.34 - 5.37	09/07/07 - 10/05/07	334,216,865
100,774	Nieuw Amsterdam Receivables Corp.*	5.35 - 5.39	09/20/07 - 09/24/07	100,454,082
70,000	Simba Funding Corp.*	5.32	09/05/07	69,959,167
				759,490,110
	Asset-Backed - Diversified (3.4%)
25,000	CRC Funding LLC*	5.34	09/05/07	24,985,306
110,425	Fairway Finance Co., LLC*	5.33	09/11/07	110,262,430
190,878	Lexington Parker Capital Co., LLC*	5.33	10/19/07	189,552,034
36,000	Silver Tower (U.S.) Funding LLC*	5.34	10/10/07 - 10/26/07	35,735,795
				360,535,565
	Asset-Backed - Mortgages (3.1%)
325,060	Sydney Capital Corp.*	5.33 - 5.42	09/05/07 - 10/17/07	324,138,967
	Asset-Backed - Securities (10.2%)
321,917	Beethoven Funding Corp.*	5.32 - 5.35	09/10/07 - 09/25/07	321,042,411
45,000	Cancara Asset Securitization LLC*	5.35	09/05/07	44,973,400
290,379	Giro Lion (U.S.) Funding LLC*	5.34 - 5.36	09/10/07 - 10/25/07	288,955,811
140,000	Grampian Funding LLC*	5.31 - 5.32	11/07/07 - 11/14/07	138,546,244
90,000	Greyhawk Funding LLC*	5.37	10/05/07	89,550,350
136,861	North Sea Funding LLC*	5.33 - 5.36	09/04/07 - 10/05/07	136,472,753
46,509	Scaldis Capital LLC*	5.33	09/17/07 - 11/05/07	46,259,125
				1,065,800,094
	Asset-Backed - Structured Investment Vehicles (3.0%)
163,000	Asscher Finance Corp.*	5.34 - 5.37	10/02/07 - 12/03/07	162,146,201
40,000	Atlas Capital Funding Corp.*	5.33	09/07/07	39,965,267

See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments  ■  August 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
$55,000	Beta Finance*	5.33%		11/26/07	$54,318,749
55,000	Harrier Finance Funding (U.S.) LLC*	5.36		10/19/07	54,613,533
					311,043,750
	Banking (4.7%)
181,000	Bank of America Corp.	5.31 - 5.33		12/21/07 - 12/27/07	178,007,551
313,500	Citigroup Funding Inc.	5.32 - 5.36		09/11/07 - 12/21/07	312,492,107
					490,499,658
	International Banks (11.1%)
524,000	Kommunalkredit International Bank Ltd.*	5.35 - 5.37		10/29/07 - 02/13/08	516,876,633
75,000	Societe Generale N.A., Inc.	5.31		10/09/07	74,589,125
60,000	Swedbank	5.31		11/16/07	59,345,133
100,000	Swedbank Mortgage AB	5.30		09/24/07	99,670,333
230,795	UBS Finance (Delaware) LLC	5.31 - 5.45		09/10/07 - 11/02/07	229,588,460
180,000	UniCredito Italiano Bank (Ireland) plc*	5.32 - 5.33		11/19/07 - 11/26/07	177,825,615
					1,157,895,299
	Pharmaceuticals (1.7%)
180,700	GlaxoSmithkline Finance plc*	5.42		09/06/07	180,564,475
	Total Commercial Paper (Cost $5,227,342,618)				5,227,342,618
	Floating Rate Notes (26.0%)
	Asset-Backed - Structured Investment Vehicles (12.5%)
162,000	Asscher Finance Corp.*	5.33 - 5.45	†	09/25/07 - 06/25/08‡	161,992,427
90,000	Axon Financial Funding LLC*	5.34	†	10/10/07‡	89,996,151
85,000	Beta Finance*	5.35	†	10/09/07‡	85,009,722
383,000	Cullinan Finance Corp.*	5.32 - 5.40	†	09/04/07 - 04/25/08‡	382,983,572
585,000	Links Finance LLC*	5.32 - 5.52	†	09/28/07 - 11/15/07‡	584,978,136
					1,304,960,008
	Banking (1.4%)
62,400	Wachovia Corp.	5.43	†	11/08/07‡	62,412,503
82,035	Wells Fargo & Co.	5.42	†	09/28/07‡	82,040,733
					144,453,236
	Domestic Banks (2.9%)
100,000	American Express Centurion Bank	5.54	†	09/18/07‡	100,005,978
33,085	HSBC Bank USA N.A.	5.43	†	09/21/07‡	33,087,047
136,445	U.S. Bank, N.A., Cincinnati	5.39	†	09/10/07 - 10/01/07‡	136,450,913
30,000	Wachovia Bank, N.A.	5.35	†	09/04/07‡	30,002,154
					299,546,092

See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments  ■  August 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Finance - Auto (0.9%)
$50,000	American Honda Finance Corp.*	5.36	† %	11/06/07‡	$50,000,000
43,000	Toyota Motor Credit Corp.	5.34	†	09/04/07‡	43,006,055
					93,006,055
	Financial Conglomerates (1.7%)
181,680	General Electric Capital Corp.	5.41	†	10/15/07‡	181,738,255
	International Banks (4.0%)
50,000	BNP Paribas	5.33	†	11/07/07‡	50,000,000
150,000	Banco Bilbao Vizcaya Argentaria - NY	5.31	†	10/03/07‡	149,968,939
75,000	Credit Suisse - NY	5.48	†	11/26/07‡	75,000,000
90,000	NATIXIS	5.30	†	09/28/07‡	89,982,247
55,000	Westpac Banking Corp.	5.32	†	10/29/07‡	54,998,660
					419,949,846
	Investment Banks/Brokers (2.6%)
35,500	Bear Stearns & Companies Inc., (The)	5.50	†	09/04/07‡	35,501,655
90,000	Goldman Sachs Group, Inc. (The)	5.49 - 5.54	†	09/04/07 - 10/05/07‡	90,015,963
150,000	Merrill Lynch & Co. Inc.*	5.52	†	09/18/07‡	150,000,000
					275,517,618
	Total Floating Rate Notes (Cost $2,719,171,110)				2,719,171,110
	Certificates of Deposit (19.2%)
	Domestic Banks (3.3%)
85,000	Branch Banking & Trust Co., N.C.	5.35		09/18/07	85,000,000
43,000	Citibank, N.A.	5.55		12/03/07	43,000,000
100,000	Citizens Bank of PA	5.33		09/04/07	100,000,000
115,000	State Street Bank & Trust Co.	5.46		09/25/07 - 10/24/07	115,000,000
					343,000,000
	International Banks (15.9%)
125,000	BNP Paribas	5.31		10/10/07 - 11/09/07	124,999,440
60,000	Barclays Bank plc	5.35 - 5.37		04/14/08 - 06/04/08	60,000,000
100,000	Credit Suisse - NY	5.55		11/30/07	100,000,000
75,000	DEPFA Bank plc	5.32		11/30/07	75,000,000
213,000	Deutsche Bank AG	5.35		10/22/07	213,000,000
234,500	NATIXIS	5.57		10/17/07	234,500,000
302,574	Norinchukin Bank	5.36		12/05/07 - 12/12/07	302,574,000
250,000	Royal Bank of Scotland plc	5.45 - 5.50		11/19/07 - 12/31/07	250,000,000

See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments  ■  August 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
$45,000	Toronto Dominion Bank	5.47%	09/24/07	$45,000,000
263,000	UBS AG	5.31 - 5.51	10/12/07 - 11/28/07	263,000,000
				1,668,073,440
	Total Certificates of Deposit (Cost $2,011,073,440)			2,011,073,440
	Repurchase Agreements (5.4%)
555,000	Barclays Capital Inc. (dated 08/31/07; proceeds $555,329,917) (a)	5.35	09/04/07	555,000,000
4,931	The Bank of New York (dated 08/31/07; proceeds $4,933,254) (b)	4.875	09/04/07	4,930,582
	Total Repurchase Agreements (Cost $559,930,582)			559,930,582
	U.S. Government Agencies (0.8%)
50,000	Federal Home Loan Banks	5.04 - 5.05	11/28/07 - 02/20/08	49,106,806
35,000	Federal National Mortgage Assoc.	4.98	09/28/07	34,869,800
	Total U.S. Government Agencies (Cost $83,976,606)			83,976,606
	Total Investments (Cost $10,601,494,356) (c)		101.4%	10,601,494,356
	Liabilities in Excess of Other Assets		(1.4)	(150,077,163)
	Net Assets		100.0%	$10,451,417,193

  *  Resale is restricted to qualified institutional investors.

  †  Rate shown is the rate in effect at August 31, 2007.

  ‡  Date of next interest rate reset.

  (a)  Collateralized by Federal National Mortgage Assoc. 4.50% - 6.50% due 11/01/16 - 06/01/47 valued at $362,234,534 and Freddie Mac 4.00% - 7.00% due 10/01/18 - 05/01/37 valued at $203,865,466.

  (b)  Collateralized by Federal National Mortgage Assoc. 5.50% due 08/01/36 valued at $5,029,194.

  (c)  Cost is the same for federal income tax purposes.

See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.

Financial Statements

Statement of Assets and Liabilities

August 31, 2007

Assets:
Investments in securities, at value (cost $10,601,494,356)	$10,601,494,356
Cash	90,000
Receivable for:
Interest	30,736,942
Capital stock sold	735,692
Prepaid expenses and other assets	484,365
Total Assets	10,633,541,355
Liabilities:
Payable for:
Investment purchased	100,000,000
Capital stock redeemed	77,337,643
Investment advisory fee	2,027,565
Distribution fee	889,039
Administration fee	444,520
Transfer agent fee	114,785
Accrued expenses and other payables	1,310,610
Total Liabilities	182,124,162
Net Assets	$10,451,417,193
Composition of Net Assets:
Paid-in-capital	$10,450,734,962
Accumulated undistributed net investment income	682,231
Net Assets	$10,451,417,193
Net Asset Value Per Share 10,451,401,724 shares outstanding (50,000,000,000 shares authorized of $.01 par value)	$1.00

Statement of Operations

For the year ended August 31, 2007

Net Investment Income:
Interest Income	$683,679,509
Expenses
Investment advisory fee	28,232,212
Transfer agent fees and expenses	27,898,176
Distribution fee	12,637,520
Shareholder reports and notices	8,202,056
Administration fee	6,324,179
Custodian fees	335,473
Directors' fees and expenses	208,722
Registration fees	186,072
Professional fees	90,251
Other	878,681
Total Expenses	84,993,342
Less: expense offset	(156,002)
Net Expenses	84,837,340
Net Investment Income	598,842,169
Net Realized Gain	1,500
Net Increase	$598,843,669

See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2007	FOR THE YEAR ENDED AUGUST 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$598,842,169	$689,940,978
Net realized gain	1,500	—
Net Increase	598,843,669	689,940,978
Dividends and Distributions to Shareholders from:
Net investment income	(598,839,959)	(689,943,341)
Net realized gain	(1,500)	—
Total Dividends and Distributions	(598,841,459)	(689,943,341)
Net decrease from capital stock transactions	(6,434,503,553)	(1,185,752,868)
Net Decrease	(6,434,501,343)	(1,185,755,231)
Net Assets:
Beginning of period	16,885,918,536	18,071,673,767
End of Period (Including accumulated undistributed net investment income of $682,231 and $680,021, respectively)	$10,451,417,193	$16,885,918,536

See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.

Notes to Financial Statements  ■  August 31, 2007

1. Organization and Accounting Policies

Morgan Stanley Liquid Asset Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was incorporated in Maryland on September 3, 1974 and commenced operations on September 22, 1975.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Repurchase Agreements — The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $1.75 billion;

Morgan Stanley Liquid Asset Fund Inc.

Notes to Financial Statements  ■  August 31, 2007 continued

0.25% to the portion of the daily net assets exceeding $1.75 billion but not exceeding $2.25 billion; 0.225% to the portion of the daily net assets exceeding $2.25 billion but not exceeding $2.75 billion; 0.20% to the portion of the daily net assets exceeding $2.75 billion but not exceeding $15 billion; 0.199% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; 0.198% to the portion of the daily net assets exceeding $17.5 billion but not exceeding $25 billion; 0.197% to the portion of the daily net assets exceeding $25 billion but not exceeding $30 billion; and 0.196% to the portion of the daily net assets in excess of $30 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended August 31, 2007, the distribution fee was accrued at the annual rate of 0.10%.

Effective August 1, 2007, the Plan of Distribution was terminated and the Fund adopted a Shareholder Services Plan (the "Plan"). Pursuant to the Plan, the Fund may pay the Distributor as compensation for the provision of services to shareholders a service fee up to the rate of 0.15% on an annualized basis of the average daily net assets of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended August 31, 2007, aggregated $86,411,460,733 and $93,430,101,560, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time

Morgan Stanley Liquid Asset Fund Inc.

Notes to Financial Statements  ■  August 31, 2007 continued

of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended August 31, 2007, included in Directors' fees and expenses in the Statement of Operations amounted to $4,265. At August 31, 2007, the Fund had an accrued pension liability of $61,850 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Capital Stock

Transactions in capital stock, at $1.00 per share, were as follows:

	FOR THE YEAR ENDED AUGUST 31, 2007	FOR THE YEAR ENDED AUGUST 31, 2006
Shares sold	24,966,716,052	50,899,093,960
Shares issued in reinvestment of dividends and distributions	597,670,096	688,878,298
	25,564,386,148	51,587,972,258
Shares redeemed	(31,998,894,113)	(52,773,725,126)
Net decrease	(6,434,507,965)	(1,185,752,868)

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning

Morgan Stanley Liquid Asset Fund Inc.

Notes to Financial Statements  ■  August 31, 2007 continued

after December 15, 2006, and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Liquid Asset Fund Inc.

Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE YEAR ENDED AUGUST 31,
	2007	2006	2005	2004	2003
Selected Per Share Data:
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net income from investment operations	0.047	0.040	0.020	0.006	0.009
Less dividends from net investment income	(0.047)†	(0.040)	(0.020)†	(0.006)†	(0.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	4.86%	4.10%	2.03%	0.58%	0.86%
Ratios to Average Net Assets:
Total expenses (before expense offset)	0.67%	0.60%	0.59%	0.58%	0.56%
Net investment income	4.73%	3.99%	1.98%	0.57%	0.85%
Supplemental Data:
Net assets, end of period, in millions	$10,451	$16,886	$18,072	$20,475	$23,081

  †  Includes capital gain distribution of less than $0.001.

See Notes to Financial Statements

Morgan Stanley Liquid Asset Fund Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
Morgan Stanley Liquid Asset Fund Inc.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Liquid Asset Fund Inc. (the "Fund"), including the portfolio of investments, as of August 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Liquid Asset Fund Inc. as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
October 22, 2007

Morgan Stanley Liquid Asset Fund Inc.

Director and Officer Information (unaudited)

Independent Directors:

Name, Age and Address of Independent Directors	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley Liquid Asset Fund Inc.

Director and Officer Information (unaudited) continued

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director

Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley Liquid Asset Fund Inc.

Director and Officer Information (unaudited) continued

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director

Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Director	Chairperson of the Boards since July 2006 and Director since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

Morgan Stanley Liquid Asset Fund Inc.

Director and Officer Information (unaudited) continued

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Liquid Asset Fund Inc.

Director and Officer Information (unaudited) continued

Interested Director:

Name, Age and Address of Interested Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Director**	Other Directorships Held by Interested Director
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Director began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Liquid Asset Fund Inc.

Director and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (53) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E144AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).

Dennis F. Shea (54) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Director of Compliance for Morgan Stanley Investment Management (since April 2007); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) 522 Fifth Avenue New York, NY 10036	Vice President	Since December1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Liquid Asset Fund Inc.

Director and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002-July 2003).

Mary E. Mullin (40) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2007 Morgan Stanley

MORGAN STANLEY FUNDS

Morgan Stanley
Liquid Asset Fund
Inc.

Annual Report

August 31, 2007

ILAANN-IU07-04114P-T08/07

Item 2.	Code of Ethics.

(a)         The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)	No information need be disclosed pursuant to this paragraph.

(c)	Not applicable.

(d)	Not applicable.

(e)	Not applicable.

(f)

(1) The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2) Not applicable.

(3) Not applicable.

Item 3.	Audit Committee Financial Expert.

The Fund’s Board of Directors has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2007

	Registrant		Covered Entities(1)
Audit Fees	$33,450		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$5,041,000	(2)
Tax Fees	$4,800	(3)	$761,000	(4)
All Other Fees	$—		$—
Total Non-Audit Fees	$4,800		$5,802,000

Total	$38,250		$5,802,000

2006

	Registrant		Covered Entities(1)
Audit Fees	$31,520		N/A

Non-Audit Fees
Audit-Related Fees	$531	(2)	$5,328,768	(2)
Tax Fees	$5,000	(3)	$1,640,675	(4)
All Other Fees	$—		$
Total Non-Audit Fees	$5,531		$6,969,443

Total	$37,051		$6,969,443

N/A- Not applicable, as not required by Item 4.

(1)         Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)          Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)          All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                 This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)   Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)                            Not applicable.

(g)                         See table above.

(h)       The audit committee of the Board of Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5.	Audit Committee of Listed Registrants.

(a)	The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)  The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)  A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 18, 2007